Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions
Related Party Transactions

Note 12: Related Party Transactions

At December 31, 2024 and 2023, the Bank had loan commitments outstanding to executive officers, directors, significant stockholders and their affiliates (related parties). In management’s opinion, such loans and other extensions of credit and deposits were made in the ordinary course of business and were made on substantially the same terms (including interest rates and collateral) as those prevailing at the time for comparable transactions with other persons. Further, in management’s opinion, these loans did not involve more than normal risk of collectability or present other unfavorable features. Such loans are summarized below.

	2024	2023

	(In thousands)
Aggregate balance – January 1	$22,223	$20,041
New loans	2,196	4,394
Repayments	(4,489)	(2,212)
Other (retirement)	(2,275)	—
Aggregate balance – December 31	$17,655	$22,223

Deposits from related parties held by the Bank at December 31, 2024 and 2023, totaled approximately $6.4 million and $5.9 million, respectively.